UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	November 10, 2006

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	66

Form 13F Information Table Value Total:  	$140,466,000

Bainco International Investors
September 30, 2006

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd.                       COM              000375204     1951   148000 SH       SOLE                   148000
Alltel Corp                    COM              020039103     2721    49025 SH       SOLE                    49025
Altria Group, Inc              COM              02209S103     2374    31008 SH       SOLE                    31008
American International Group   COM              026874107      167     2517 SH       SOLE                     2517
Amgen                          COM              031162100      393     5500 SH       SOLE                     5500
Apple Computer Inc             COM              037833100      293     3800 SH       SOLE                     3800
Applied Materials              COM              038222105     3479   196200 SH       SOLE                   196200
Automatic Data Processing      COM              053015103     2765    58400 SH       SOLE                    58400
Bank of America                COM              060505104     3965    74020 SH       SOLE                    74020
Baxter International Inc       COM              071813109     4667   102655 SH       SOLE                   102655
Bed Bath & Beyond Inc          COM              075896100     3554    92900 SH       SOLE                    92900
Berkshire Hathaway Cl A        COM              084670108     1054       11 SH       SOLE                       11
CVS Corp                       COM              126650100     4569   142250 SH       SOLE                   142250
Cambridge Heart Inc            COM              131910101       22    10000 SH       SOLE                    10000
Cameron International Corp     COM              13342b105     2230    46150 SH       SOLE                    46150
Charles Schwab Corp            COM              808513105     1854   103600 SH       SOLE                   103600
Cisco Systems Inc              COM              17275R102     5314   231246 SH       SOLE                   231246
Citigroup Inc                  COM              172967101     4576    92135 SH       SOLE                    92135
Citrix Systems Inc             COM              177376100     2704    74675 SH       SOLE                    74675
Conexant Systems Inc.          COM              207142100       80    39964 SH       SOLE                    39964
ConocoPhillips                 COM              20825C104      149     2500 SH       SOLE                     2500
Critical Path                  COM              22674V506        3    18874 SH       SOLE                    18874
Crocs, Inc.                    COM              227046109     1984    58435 SH       SOLE                    58435
Cytyc Corporation              COM              232946103        1       25 SH       SOLE                       25
Emerson Electric               COM              291011104     2729    32540 SH       SOLE                    32540
Exxon Mobil Corp.              COM              30231g102     5417    80728 SH       SOLE                    80728
Gap Inc                        COM              364760108     1676    88450 SH       SOLE                    88450
Genentech Inc.                 COM              368710406      763     9230 SH       SOLE                     9230
General Electric               COM              369604103     6880   194910 SH       SOLE                   194910
Hexcel Corporation             COM              428291108     1404    99250 SH       SOLE                    99250
Intel Corporation              COM              458140100     1118    54359 SH       SOLE                    54359
International Business Machine COM              459200101      567     6915 SH       SOLE                     6915
JP Morgan Chase                COM              46625h100     3945    84000 SH       SOLE                    84000
Johnson & Johnson              COM              478160104     6023    92742 SH       SOLE                    92742
Juniper Networks Inc.          COM              48203r104       52     3000 SH       SOLE                     3000
Lawson Software                COM              52078P102      272    37500 SH       SOLE                    37500
Lucent Technologies            COM              549463107       33    13928 SH       SOLE                    13928
Manor Care Inc.                COM              564055101     1677    32075 SH       SOLE                    32075
Marvell Technology Group Ltd   COM              g5876h105      165     8500 SH       SOLE                     8500
Maxim Integrated Prods.        COM              57772K101      674    24000 SH       SOLE                    24000
Merck                          COM              589331107       84     2000 SH       SOLE                     2000
Microsoft Corp                 COM              594918104     6045   221025 SH       SOLE                   221025
Mobilepro Corp.                COM              60742e205      111   750000 SH       SOLE                   750000
New York Community Bancorp     COM              649445103     3731   227775 SH       SOLE                   227775
Northern Trust Corp.           COM              665859104     1759    30100 SH       SOLE                    30100
Office Depot                   COM              676220106      695    17500 SH       SOLE                    17500
Oracle Corporation             COM              68389X105     4113   231850 SH       SOLE                   231850
Orthometrix Inc.               COM              68750M100       13   127265 SH       SOLE                   127265
Pfizer Inc                     COM              717081103     4509   158974 SH       SOLE                   158974
Popular, Inc                   COM              733174106      156     8000 SH       SOLE                     8000
Schering Plough Corp           COM              806605101     3154   142800 SH       SOLE                   142800
Smurfit-Stone Container Corp   COM              832727101     1242   110900 SH       SOLE                   110900
Sun Microsystems               COM              866810104       75    15000 SH       SOLE                    15000
SunTrust Banks                 COM              867914103     4075    52725 SH       SOLE                    52725
Sysco Corp                     COM              871829107     3150    94180 SH       SOLE                    94180
Temple-Inland Inc              COM              879868107     1379    34400 SH       SOLE                    34400
Tiffany & Co.                  COM              886547108     2165    65200 SH       SOLE                    65200
Tyler Technologies Inc.        COM              902252105     3730   288462 SH       SOLE                   288462
United Technologies Corp       COM              913017109     2814    44414 SH       SOLE                    44414
Valero Energy                  COM              91913Y100      309     6000 SH       SOLE                     6000
Viacom Inc Cl B                COM              92553P201     2679    72061 SH       SOLE                    72061
Wal-Mart Stores                COM              931142103     3646    73925 SH       SOLE                    73925
Willis Group Holdings Limited  COM              G96655108     1590    41850 SH       SOLE                    41850
Windstream Corp.               COM              97381w104     2309   175077 SH       SOLE                   175077
XL Capital Ltd                 COM              G98255105     2368    34475 SH       SOLE                    34475
eBay, Inc.                     COM              278642103      305    10765 SH       SOLE                    10765